Income taxes - Summary of Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
United Kingdom	$ (118)	$ (1,898)	$ (37,803)
United States	(454)	(7,946)	(4,498)
Total	$ (572)	$ (9,844)	$ (42,301)